Borrowings (Details) - Schedule of present value of lease liability for right-of-use asset - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings (Details) - Schedule of present value of lease liability for right-of-use asset [Line Items]
Lease liability for right-of-use asset	S/ 60,507	S/ 72,726
Up to 1 Year [Member]
Borrowings (Details) - Schedule of present value of lease liability for right-of-use asset [Line Items]
Lease liability for right-of-use asset	14,541	19,950
From 1 Year to 5 Years [Member]
Borrowings (Details) - Schedule of present value of lease liability for right-of-use asset [Line Items]
Lease liability for right-of-use asset	38,136	42,641
Over 5 Years [Member]
Borrowings (Details) - Schedule of present value of lease liability for right-of-use asset [Line Items]
Lease liability for right-of-use asset	S/ 7,830	S/ 10,135